UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22251

HATTERAS VC CO-INVESTMENT FUND II, LLC
(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: AUGUST 31

Date of reporting period: AUGUST 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

HATTERAS VC Co-Investment Fund II, LLC Financial Statements for the period ending August 31, 2011 Including the Independent Registered Public Accounting Firm Report

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-5
Statement of Assets, Liabilities and Members’ Capital	6
Statement of Operations	7
Statement of Changes in Members’ Capital	8
Statement of Cash Flows	9
Notes to Financial Statements	10-18
Board of Managers (unaudited)	19
Fund Management (unaudited)	20
Other Information (unaudited)	21

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members
Hatteras VC Co-Investment Fund II, LLC

We have audited the accompanying statement of assets, liabilities and members’ capital of Hatteras VC Co-Investment Fund II, LLC (the “Fund”), including the schedule of investments, as of August 31, 2011, and the related statements of operations, changes in members’ capital, and cash flows for the year ended August 31, 2011. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. The accompanying statement of changes in members’ capital for the year ended August 31, 2010, of Hatteras VC Co-Investment Fund II, LLC, was audited by other auditors whose report dated October 29, 2010, expressed an unqualified opinion on that statement.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. The procedures included confirmation of investments owned as of August 31, 2011 by correspondence with the custodian and private fund advisers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hatteras VC Co-Investment Fund II, LLC as of August 31, 2011, and the results of its operations and its cash flows for the year ended August 31, 2011 in conformity with U.S. generally accepted accounting principles.

New York, New York
October 28, 2011

ONE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

August 31, 2011

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members’ Capital

Private Company:

Alternative Energy:

Tioga Energy, Inc. a,b
San Mateo, California
363,285 shares of
Series B Preferred Stock	May 2010	$150,000	$116,077	1.17%

Tioga Energy, Inc. a,b
San Mateo, California
Bridge Financing Note
Principal of $183,187,
8.00%, 7/22/2012	Jul. 2011	183,187	184,504	1.86%
Total Alternative Energy		333,187	300,581	3.03%

Consumer:

Ooma, Inc. a,b
Palo Alto, California
106,496 shares of Series
Alpha Preferred Stock	Oct. 2009	250,000	323,322	3.26%

Ooma, Inc. a,b
Palo Alto, California
Bridge Financing Note
Principal of $46,500,
8.00%, 6/01/2012	Jul. 2010	46,500	50,709	0.51%

Ooma, Inc. a,b
Palo Alto, California
Bridge Financing Note
Principal of $46,500,
8.00%, 6/01/2012	Nov. 2010	46,500	49,547	0.50%

Sonim Technologies, Inc. a,b
San Mateo, California
171,702 shares of
Series 4 Preferred Stock	Nov. 2009	125,000	127,381	1.28%

(continued)

See notes to financial statements.
TWO

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

August 31, 2011

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members’ Capital

Sonim Technologies, Inc. a,b
San Mateo, California
1,786,907 shares of
Series 4-A Preferred Stock	Nov. 2010	$97,907	$131,992	1.33%
Total Consumer		565,907	682,951	6.88%

Medical Technology:

Anulex Technologies, Inc. a,b
Minnetonka, Minnesota
150,000 shares of
Series E Preferred Stock	May 2010	150,000	150,000	1.51%

Lineagen, Inc. a,b
Salt Lake City, Utah
Convertible Note
Principal of $300,000,
5.25%, 12/21/2011	Jul. 2011	300,000	301,856	3.04%
Total Medical Technology		450,000	451,856	4.55%

Information Technology:

Stoke, Inc. a,b
Santa Clara, California
76,453 shares of
Series E Preferred Stock	Nov. 2010	250,001	250,001	2.52%

Xsigo Systems, Inc. a,b
San Jose, California
403,904 shares of
Series G Preferred Stock	Jun. 2011	494,823	494,823	4.98%
Total Information Technology		744,824	744,824	7.50%

Semiconductor:

Magnum Semiconductor, Inc. a,b
Milpitas, California
125,000 shares of
Series E-1 Preferred Stock	Jun. 2010	150,000	187,500	1.89%

(continued)

See notes to financial statements.
THREE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

August 31, 2011

Description of Investment	Initial Date Investment	Cost	Fair Value	% of Members’ Capital

Quantenna Communications, Inc. a,b
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	$150,000	$210,754	2.12%

Quantenna Communications, Inc. a,b
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	75,000	0.76%
Total Semiconductor		375,000	473,254	4.77%

Software:

Clustrix, Inc. a,b
San Francisco, California
248,663 shares of
Series B Preferred Stock	Dec. 2010	250,001	250,001	2.52%

Kontiki, Inc. a,b
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,001	250,001	2.52%

Posit Science Corporation a,b
San Francisco, California
2,415,460 shares of
Common Stock	Dec. 2009	200,000	44,705	0.45%

Posit Science Corporation a,b
San Francisco, California
642,875 shares of
Series AA Preferred Stock	Sep. 2010	11,894	11,894	0.12%

SugarSync, Inc. a,b
San Mateo, California
278,500 shares of
Series BB Preferred Stock	Dec. 2009	150,000	243,999	2.45%

(continued)

See notes to financial statements.
FOUR

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

August 31, 2011 (CONCLUDED)

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
SugarSync, Inc. a,b
San Mateo, California
579,375 shares of
Series CC Preferred Stock	Feb. 2011	$350,000	$545,550	5.50%

Univa Corporation a,b
Austin, Texas
941,113 shares of
Series E Preferred Stock	Oct. 2010	350,000	374,779	3.78%
Total Software		1,561,896	1,720,929	17.34%

Total Private Company		4,030,814	4,374,395	44.07%

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.11% c		5,650,569	5,650,569	56.93%

Total Short-Term Investments		5,650,569	5,650,569	56.93%

Total Investments (United States)		9,681,383	10,024,964	101.00%

Liabilities in Excess of Other Assets			(99,556)	(1.00%)

Members’ Capital			$9,925,408	100.00%

a	Non-income producing.
b	Portfolio holdings are subject to substantial restrictions as to resale.
c	The rate shown is the annualized 7-day yield as of August 31, 2011.

The cost and fair value of restricted Private Company Investments are $4,030,814 and $4,374,395, respectively.

See notes to financial statements.
FIVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS ’CAPITAL

August 31, 2011

Assets
Investments in private companies, at fair value (cost $4,030,814)	$4,374,395
Short-term investments, at fair value (cost $5,650,569)	5,650,569
Interest receivable	495
Total assets	10,025,459
Liabilities and members’ capital
Management fee payable	46,039
Professional fees payable	41,010
Accounting and administration fees payable	10,000
Custodian fees payable	2,700
Other expenses payable	302
Total liabilities	100,051

Members’ capital	9,925,408
Total liabilities and members’ capital	$10,025,459

Components of members’ capital:
Capital contributions	$10,514,912
Accumulated net investment loss	(933,085)
Accumulated net unrealized appreciation on investments	343,581
Members’ capital	$9,925,408

Net asset value per unit	$86.55
Number of authorized units	Unlimited
Number of outstanding units	114,678.93

See notes to financial statements.
SIX

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the year ended August 31, 2011

Investment income
Interest	$10,871
Total investment income	10,871

Operating expenses
Management fee	198,938
Accounting and administration fees	88,858
Professional fees	59,235
Managers’ fees	25,000
Custodian fees	9,408
Registration fees	5,050
Other expenses	9,081
Total operating expenses, before management fee waiver	395,570

Management fees waived	3,317
Net investment loss	(381,382)

Net unrealized appreciation on investments in private companies
Net unrealized appreciation on investments in private companies	225,697
Net unrealized appreciation on investments in private companies	225,697

Net decrease in members’ capital resulting from operations	$(155,685)

See notes to financial statements.
SEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CHANGES IN MEMBERS’ CAPITAL

For the years ended August 31, 2010 and 2011

Members’ Capital
Members’ capital, at September 1, 2009	$-
Capital contributions	10,514,912
Net investment loss	(551,703)
Net unrealized appreciation on investments in private companies	117,884
Members’ capital, at August 31, 2010	10,081,093
Capital contributions	-
Net investment loss	(381,382)
Net unrealized appreciation on investments in private companies	225,697
Members’ capital, at August 31, 2011	$9,925,408

See notes to financial statements.
EIGHT

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the year ended August 31, 2011

Cash flows from operating activities:
Net decrease in members’ capital resulting from operations	$(155,685)
Adjustments to reconcile net decrease in members’ capital resulting from operations to net cash used in operating activities:
Net purchases of investments	(2,409,314)
Net proceeds on sale of short-term investments	1,577,725
Net change in unrealized appreciation on investments	(225,697)
Decrease in interest receivable	1,004
Decrease in prepaid assets	5,167
Increase in management fee payable	31,049
Decrease in professional fees payable	(29,452)
Decrease in organizational fees payable	(18,619)
Decrease in accounting and administration fees payable	(8,017)
Decrease in custodian fees payable	(500)
Decrease in other expenses payable	(4,698)
Net cash used in operating activities	(1,237,037)

Cash flows from financing activities:
Decrease in subscriptions receivable	1,237,037
Net cash provided by financing activities	1,237,037

Net change in cash	-

Cash at beginning of year	-
Cash at end of year	$-

See notes to financial statements.
NINE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2011

1.   ORGANIZATION

Hatteras VC Co-Investment Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Capital Investment Management, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC. The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and a final closing August 31, 2010 (“Final Closing”), as determined by the Board of Managers (the “Board”) of the Fund. The Fund’s investment period (the “Investment Period”) is three years following the Initial Closing of the Fund. The Fund will continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund’s investment objective is to seek superior risk-adjusted returns by investing in venture-backed companies. The Fund intends to achieve its investment objective by investing all or substantially all of its assets in venture-backed companies alongside of top-tier venture capital firms.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.   Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

b.   Cash

Cash, if any, includes short-term interest-bearing deposit accounts. At times, such deposits may be in excess of federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. At August 31, 2011, there was no cash held by the Fund.

TEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2011
(CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.   Valuation of Portfolio Investments

Investments in Private Companies – Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent round of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition.  The amount determined to be fair value may incorporate the Adviser’s own assumptions (including appropriate risk adjustments for nonperformance and lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets – e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions – adjusted by the Adviser for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Adviser to be the best indicator of fair value).  These valuation methodologies involve a significant degree of judgment.  Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement.  The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

ELEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2011
(CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.   Valuation of Portfolio Investments (CONTINUED)

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Level 1	Level 2	Level 3	Total
Private Company1
Bridge Financing Note	$–	$–	$284,760	$284,760
Convertible Note	–	–	301,856	301,856
Preferred Stock	–	–	3,743,074	3,743,074
Common Stock	–	–	44,705	44,705
Total Private Company	–	–	4,374,395	4,374,395
Short-Term Investments	5,650,569	–	–	5,650,569
Total	$5,650,569	$–	$4,374,395	$10,024,964

1 All Private Companies held in the Fund are Level 3 securities. For a detailed break-out of Private Companies by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Bridge Financing Note	Convertible Note	Preferred Stock	Common Stock	Total
Balance as of September 1, 2010	$46,500	$–	$1,692,884	$–	$1,739,384
Net Realized Gain (Loss)	–	–	–	–	–
Change in Unrealized
Appreciation/ (Depreciation)	8,573	1,856	370,563	(155,295)	225,697
Gross Purchases	229,687	300,000	1,879,627	–	2,409,314
Transfer In/(Out)	–	–	(200,000)	200,000	–
Gross Sales	–	–	-	–	–
Balance as of August 31, 2011	$284,760	$301,856	$3,743,074	$44,705	$4,374,395

*	Change in unrealized appreciation included in the statement of operations attributable to Level 3 investments held as of the reporting date is $225,697.

TWELVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2011
(CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

d.   Investment Income

Interest income is recorded when earned.  Disbursements received from investments in Private Companies are ordinarily accounted for as a reduction of cost. Investments in short-term investments are recorded on a trade-date basis. Investments in private companies are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are determined on a specific identified cost basis.

e.   Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following:  all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fess for data and software providers, costs of insurance, registration expenses, Adviser's fees, and expenses of meetings of the Board.

f.   Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of August 31, 2011 and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended August 31, 2011, the Fund did not incur any interest or penalties. The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax years subject to evaluation by tax authorities are 2009 and 2010.

g.   Distributions

The Fund may make distributions to Members at least annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata.

THIRTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2011
(CONTINUED)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

h.   Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

i.   Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (the “FASB”) issued an amendment to the guidance on determining fair value that requires new disclosures and reasons for significant transfers of financial assets and liabilities between Levels 1 and 2.  This amendment also clarifies that fair value measurement disclosures are required for each class of financial assets and liabilities, and disclosures about inputs and valuation techniques are required for both Level 2 and Level 3 measurements.  It further clarifies that the reconciliation of Level 3 measurements should separately present purchases, sales, issuances, and settlements instead of netting these changes.  With respect to matters other than Level 3 measurements, the amendment was effective for periods beginning on or after December 15, 2009, and was adopted by the Fund.  The guidance related to Level 3 measurements is effective for periods beginning on or after December 15, 2010.  The Fund adopted these amendments and as the guidance is limited to enhanced disclosures, the adoption of these amendments did not have a material impact on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in ASU 2011-04 generally represent clarification of Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). The provisions of ASU 2011-04 are effective prospectively for interim and annual periods beginning after December 15, 2011.  Early adoption is prohibited. The Fund is currently assessing the impact of ASU 2011-04 on its financial position and results of operations, cash flows or financial statements disclosures and has not yet determined if the adoption of ASU 2011-04 will have a material effect on its financial statements.

FOURTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2011
(CONTINUED)

3.   MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.

In consideration for such services, the Fund pays the Adviser a quarterly investment “management fee” equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser has committed to waive permanently a portion of its contractual fee rate under the Investment Management Agreement as of the end of any quarter at which (or month-end during the period from the Initial Closing to the Final Closing) the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, is less than the Fund’s net asset value (“NAV”) as of such quarter-end (or month-end during the period from the Initial Closing to the Final Closing). When this occurs, the Adviser will waive the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments. Management fees for the year ended August 31, 2011 were $198,938. For the year ended August 31, 2011, the Adviser waived management fees totaling $3,317.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of $5,000 from the Fund for services on the Board and for services as a member of the audit committee of the Fund. All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended August 31, 2011, retainers to the Independent Managers totaled $25,000 and are included in the statement of operations under Managers’ fees.

4.   ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Fund.  The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the year ended August 31, 2011, the total accounting and administration fee was $88,858, and is included in the statement of operations under accounting and administration fees.

FIFTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2011
(CONTINUED)

4.   ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT (CONTINUED)

UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5.   INVESTMENT TRANSACTIONS

Total purchases of investments in private companies for the year ended August 31, 2011 amounted to $2,409,314. There were no sales of investments in private companies for the year ended August 31, 2011.  The cost of investments in private companies for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments in private companies. The Fund relies upon actual and estimated tax information provided by the private companies in which it invests as to the amounts of taxable income allocated to the Fund as of August 31, 2011.

The Fund intends to invest substantially all of its available capital in private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

Due to the timing of tax information received from the private companies, tax basis reporting is not available as of the balance sheet date.

6.   INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.   RISK FACTORS

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

SIXTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2011
(CONTINUED)

7.   RISK FACTORS (CONTINUED)

Liquidity risk: Transfer of the Units is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Non-diversification risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Economic risk: The Fund's investments expose Members to a range of potential economic risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, taxation, governmental restrictions, and/or adverse regulation.

8.   FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund's financial performance for the past periods. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole. An individual Member's results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Members' capital. The total return amount is calculated by geometrically linking returns based on the change in the net asset value during each accounting period.

SEVENTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

for the year ended August 31, 2011
(CONCLUDED)

8.   FINANCIAL HIGHLIGHTS (CONTINUED)

Per Unit Operating Performance:
Net Asset Value, September 1, 2009	$100.00
Income from investment operations:
Net investment loss	(4.81)
Net unrealized gain on investment transactions in private companies	(7.28)
Total from investment operations	(12.09)
Net Asset Value, August 31, 2010	$87.91
Income from investment operations:
Net investment loss	(3.36)
Net unrealized gain on investment transactions in private companies	2.00
Total from investment operations	(1.36)
Net Asset Value, August 31, 2011	$86.55

	For the year ended August 31, 2011	For the period from September 1, 2009 (commencement of operations) to August, 31, 2010
Total return 1	(1.55%)	(12.09%)
Members’ capital, end of period (000’s)	$9,925	$10,081
Portfolio Turnover	0.00%	0.00%
Net investment loss:
Before reimbursement of placement agent fees	(3.84%)	(13.76%)
After reimbursement of placement agent fees	(3.84%)	(13.34%)
Total operating expenses 2:
Before reimbursement of placement agent fees	3.94%	13.92%
After reimbursement of placement agent fees	3.94%	13.50%

1 Internal rate of return since inception: As of August 31, 2010 was (12.09%): As of August 31, 2011 was (1.55%).

2 Total operating expenses before and after waiver of management fees for the year ended August 31, 2011 were 3.98% and 3.94%, respectively. There were no waived management fees for the period from September 1, 2009 (commencement of operations) to August 31, 2010.

9.   SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no subsequent events that required disclosure in or adjustment to the financial statements.

EIGHTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS
(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of March 31, 2011, is set forth below. The business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Manager or Officer	Number of Portfolios in Fund Complex Overseen by Manager or Officer
INTERESTED MANAGER
David B. Perkins* July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	15
INDEPENDENT MANAGERS
Steve E. Moss February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	15
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	15
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	15
Daniel K. Wilson June 22, 1948	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parkdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*Mr. Perkins is deemed to be an “interested” Manager of the Fund because of his affiliations with the Adviser.

NINETEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

FUND MANAGEMENT
(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2011, of each of the persons currently serving as Executive Officer. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Manager or Officer	Number of Portfolios in Fund Complex Overseen by Manager or Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception
Prior to becoming Secretary of each of the funds in the Fund Complex, Mr. Fields was Treasurer of each of the funds in the Fund Complex. Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.
N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception
Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception
Mr. Baker joined Hatteras in March 2008 and became Treasurer of the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Adviser and its affiliates. Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC. At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.
N/A

TWENTY

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION
(Unaudited)

Decision by the Board of Managers
Deloitte & Touche LLP (“Deloitte”) was replaced as Hatteras VC Co-Investment Fund II, LLC’s (the “Fund”) independent auditors effective December 3, 2010. The Fund’s Audit Committee participated in, and approved, the decision to change auditors. Deloitte’s report on the Fund’s financial statements for the fiscal year ended August 31, 2010 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. Since the Fund’s inception on September 1, 2009 and during the Fund’s fiscal year ended August 31, 2010 and through December 3, 2010, (i) there were no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On December 3, 2010, the Fund by action of its Board of Managers upon the recommendation of the Fund’s Audit Committee engaged McGladrey & Pullen, LLP as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ending August 31, 2011. Since the Fund’s inception on September 1, 2009 and during the Fund’s fiscal year ended August 31, 2010 and through December 3, 2010, neither the Fund nor anyone on its behalf has consulted with McGladrey & Pullen, LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington.

TWENTY-ONE

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c)  There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions,  regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Messrs. Steve E. Moss, H. Alexander Holmes, Gregory S. Sellers and Daniel K. Wilson are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $65,000 for 2010 and $36,161 for 2011.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2010 and $0 for 2011.

Tax Fees

     (c)  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for 2010 and $0 for 2011.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2010 and $0 for 2011 .

  (e)(1)  Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

  (e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
                        (b) 0%

                        (c) 0%

                        (d) 0%

     (f)  The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0.

     (h)  The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Adviser, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund. If an analyst, trader or partner of the Adviser believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of a Fund, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

The Adviser will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company’s charter or by-laws, changes in the board of directors and compensation of outside directors. The Adviser will generally vote in favor of management or shareholder proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company’s board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

If a proxy includes a matter to which none of the specific policies described above or in the Adviser’s stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, the Adviser and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser (or an affiliate of the Adviser), any issuer of a security for which the Adviser (or an affiliate of the Adviser) acts as sponsor, Adviser, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Adviser (or an affiliate of the Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Adviser and such other persons having an interest in the matter being called “Interested Persons”), the Adviser will make written disclosure of the conflict to the Independent Managers of the Fund indicating how the Adviser proposes to vote on the matter and its reasons for doing so. If the Adviser does not receive timely written instructions as to voting or non-voting on the matter from the Fund’s Independent Managers, the Adviser may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Managers if the vote is against the interests of all Interested Persons; or (iii) refrain from voting on the matter.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year.  Once filed, the Fund’s Form N-PX filing will be available:  (i) without charge, upon request, by calling the Fund at 800-504-9070 or (ii) by visiting the SEC’s website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)   Identification  of Portfolio  Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

                  The following table provides biographical information about the members of the Investment Committee, who are primarily responsible for the day-to-day portfolio management of the Fund as of November 4, 2011:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

David B. Perkins	President and Chairman of the Board of Managers of the Fund	Since Inception
Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception.  Mr. Perkins is the Founder and Chairman of Hatteras Funds and its affiliated entities.  He founded the firm in September 2003.  Prior to that, he was co-founder and Managing Partner of CapFinancial Partners, LLC.
Strategic Recommendations & Portfolio Oversight
Robert L. Worthington	President of the Adviser	Since January 14, 2010
Mr. Worthington became the President of the Adviser in February 2007.  Previously, Mr. Worthington was Managing Director at JPMorgan Asset Management from 2004 to 2006.  Mr. Worthington joined JPMorgan Asset Management in 2004 after its purchase of Undiscovered Managers, LLC, where he had been President from 2001 and a Managing Director for the three years prior.

Portfolio Management
Matthew A. Lesesky	Director of Private Investments of the Adviser	Since Inception
Mr. Lesesky joined the Adviser in September 2008 and is currently Director of Private Investments.  He previously served as Vice President of Private Investments.     Prior to joining Hatteras Funds, Mr. Lesesky was an Associate with PCG Capital Partners.  Prior to that, he was an Associate at Fusion Ventures.
Portfolio Management

 (a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

       The following table provides information about portfolios and accounts other than the Fund for which the members of the Investment Committee of the Adviser are primarily responsible for the day-to-day portfolio management as of August 31, 2011:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance

David B. Perkins	Registered Investment Companies	5	$1,556,986,268	5	$1,556,986,268
	Other Pooled Investment Vehicles	3	$70,129,757	2	$44,507,479
	Other Accounts	0	$0	0	$0

Robert L. Worthington	Registered Investment Companies	1	$14,700,602	1	$14,700,602
	Other Pooled Investment Vehicles	2	$29,622,278	1	$4,000,000
	Other Accounts	0	$0	0	$0

Matthew A. Lesesky	Registered Investment Companies	1	$14,700,602	1	$14,700,602
	Other Pooled Investment Vehicles	1	$4,000,000	1	$4,000,000
	Other Accounts	0	$0	0	$0

          Potential Conflicts of Interests

     Messrs. Perkins, Worthington and Lesesky are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds.    They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Adviser.

(a)(4)    Disclosure of Securities Ownership

               The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Fund as of August 31, 2011:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned

David B. Perkins	$0
Robert L. Worthington	$0
Matthew A. Lesesky	$0

(b)       Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      HATTERAS VC CO-INVESTMENT FUND II, LLC

By (Signature and Title)*   /s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date      November 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date      November 4, 2011

By (Signature and Title)*   /s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date      November 4, 2011

* Print the name and title of each signing officer under his or her signature.